Consolidated Statements of Cash Flows - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Statement of cash flows [abstract]
Net income attributable to equity holders of Sanofi		€ 2,776	€ 9,281	€ 12,314
Net income attributable to non-controlling interests		20	20	36
Share of undistributed earnings from investments accounted for using the equity method		(8)	(327)	(339)
Depreciation, amortization and impairment of property, plant and equipment, right-of-use assets and intangible assets		1,726	2,013	3,684
Gains and losses on disposals of non-current assets, net of tax	[1]	(105)	(177)	(301)
Gain on Regeneron investment arising from transaction of May 29, 2020, net of tax		0	(6,870)	(6,880)
Net change in deferred taxes		(134)	(296)	(214)
Net change in non-current provisions and other non-current liabilities	[2]	(151)	317	(142)
Cost of employee benefits (stock options and other share-based payments)		134	168	274
Impact of the workdown of acquired inventories remeasured at fair value		0	36	53
Other profit or loss items with no cash effect		(39)	155	(711)
Operating cash flow before changes in working capital		4,219	4,320	7,774
(Increase)/decrease in inventories		(821)	(1,023)	(593)
(Increase)/decrease in accounts receivable		751	516	(134)
Increase/(decrease) in accounts payable		(89)	(325)	86
Net change in other current assets and other current liabilities		694	438	316
Net cash provided by/(used in) operating activities	[3]	4,754	3,926	7,449
Acquisitions of property, plant and equipment and intangible assets		(1,018)	(682)	(2,114)
Acquisitions of consolidated undertakings and investments accounted for using the equity method	[4]	(1,520)	(2,360)	(5,336)
Acquisitions of other equity investments		(71)	(17)	(137)
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[5]	299	709	918
Net proceeds from sale of Regeneron shares on May 29, 2020	[6]	0	10,512	10,370
Net change in other non-current assets		(29)	(87)	(113)
Net cash provided by/(used in) investing activities		(2,339)	8,075	3,588
Issuance of Sanofi shares		23	38	203
Dividends paid:
Dividends paid to shareholders of Sanofi		(4,008)	(3,937)	(3,937)
Dividends paid to non-controlling interests		(41)	(4)	(44)
Additional long-term debt contracted		1	2,014	2,019
Repayments of long-term debt		(2,211)	(3,954)	(3,952)
Repayment of lease liabilities		(106)	(121)	(234)
Net change in short-term debt and other financial instruments		(134)	923	282
Acquisitions of treasury shares		(140)	(361)	(822)
Net cash provided by/(used in) financing activities		(6,616)	(5,402)	(6,485)
Impact of exchange rates on cash and cash equivalents		8	(57)	(64)
Net change in cash and cash equivalents		(4,193)	6,542	4,488
Cash and cash equivalents, beginning of period		13,915	9,427	9,427
Cash and cash equivalents, end of period		€ 9,722	€ 15,969	€ 13,915

[1]	Includes non-current financial assets.
[2]	This line item includes contributions paid to pension funds (see Note B.12.).
[3]	Of which:

	June 30, 2021 (6 months)	June 30, 2020 (6 months)	December 31, 2020 (12 months)
▪Income tax paid	(220)	(383)	(2,051)
▪Interest paid	(180)	(174)	(315)
▪Interest received	1	29	37

[4]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations.For the six months ended June 30, 2021, it includes the net cash outflow arising from the acquisitions of Kymab, Kiadis and Tidal (see Note B.1.).
[5]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets, net of tax (including €10 million of deferred taxes as of June 30, 2021). For the six months ended June 30, 2021, it includes the divestment of operations relating to certain established prescription products for a selling price of €84 million before taxes. For the six months ended June 30, 2020 and the year ended December 31, 2020 it includes (i) the sale of operations relating to the Seprafilm® product to Baxter (for a selling price of €313 million before taxes as of June 30, 2020 and €311 million before taxes as of December 31, 2020); (ii) the divestment of certain established prescription products (for a selling price of €105 million before taxes as of June 30, 2020 and €97 million before taxes as of December 31, 2020); and (iii) contingent consideration of €167 million before taxes relating to a past divestment.
[6]	The net proceeds from the sale of Regeneron shares as of December 31, 2020 are presented net of taxes.